Stock Warrants and Earnout Shares (Tables)	12 Months Ended
Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Schedule of Assumptions Used to Estimate Fair Value of The Total Earnout Shares Liability	Assumptions used in the valuation are as follows:

	August 10, 2021	December 31, 2021
Expected volatility	62.20%	72.10%
Risk-free interest rate	1.36%	1.51%
Dividend rate	0.00%	0.00%
Expected term (in years)	10.00	9.61